Offerings - Offering: 1	Aug. 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 40,524,557
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,204.31
Offering Note

(a)
The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $6,204.31(b) was paid in connection with the filing of the Schedule TO-I by HPS Corporate Capital Solutions Fund (File No. 005-94572) on May 1, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.